Staff costs	12 Months Ended
Dec. 31, 2020
Staff costs
Staff costs

8. Staff costs

The following table illustrates the personnel costs for the years 2020, 2019 and 2018.

	Year ended December 31,
	2020	2019	2018
	(Euro, in thousands)
Wages and salaries	€(139,681)	€(113,660)	€(57,237)
Social security costs	(26,471)	(14,566)	(10,290)
Pension costs	(7,337)	(4,715)	(2,994)
Costs related to subscription right plans	(79,959)	(38,297)	(26,757)
Other personnel costs	(9,897)	(6,399)	(5,564)
Total personnel costs	€(263,345)	€(177,636)	€(102,842)